Note 13 - Derivative Liabilities (Detail) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2012	Sep. 30, 2012	Apr. 30, 2011	Mar. 31, 2011
Common Stock, Shares Authorized	150,000,000		150,000,000	150,000,000	150,000,000	50,000,000
Preferred Stock, Shares Authorized				10,000,000	10,000,000	200,000
Derivative Liability, Fair Value, Net (in Dollars)		$ 4,331,000				$ 6,465,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	2,820,000
Debt Conversion, Converted Instrument, Warrants or Options Issued	530,000	963,000
Debt Instrument, Convertible, Beneficial Conversion Feature (in Dollars)	530,000	2,992,000
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net (in Dollars)	1,600,000	376,000
Derivative Liabilities, Noncurrent (in Dollars)	6,465,000
Preferred Stock, Value, Outstanding (in Dollars)	$ 513,000
Liability Contracts [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)		5,666,692